Other Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
TransUnion Corp-Successor
Other Assets [Line Items]
Investments in affiliated companies increased	$ 45.9
Deferred financing fees	$ 23.7
9.625% Senior Note
Other Assets [Line Items]
Senior notes, interest rate	9.625%
8.125 % Senior Note
Other Assets [Line Items]
Senior notes, interest rate	8.125%